Regulatory Capital - Summary of Risk-Weighted Assets for Operational Risk (RWAOPAD) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	R$ 63,277	R$ 37,826
Retail risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	11,870	10,887
Commercial risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	24,857	24,166
Corporate finance risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	2,663	2,789
Negotiation and sales risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	7,434	(11,026)
Payments and settlement risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	7,532	3,418
Financial agent services risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	3,892	3,471
Asset management risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	5,010	4,109
Retail brokerage risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	R$ 18	R$ 12